Unaudited Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 62,242	$ 47,057	$ 123,211	$ 91,229
Time charter and voyage expenses	(1,392)	(647)	(2,178)	(1,357)
Direct vessel expenses	(477)	(762)	(1,213)	(1,524)
Management fees	(23,787)	(15,826)	(46,087)	(29,924)
General and administrative expenses	(3,726)	(1,123)	(7,312)	(2,207)
Depreciation and amortization	(16,959)	(16,123)	(33,597)	(29,453)
Impairment loss and loss on sale of vessel	(904)	0	(12,594)	0
Interest income	169	43	279	255
Interest expenses and finance cost, net	(18,147)	(14,048)	(35,259)	(27,385)
Change in fair value of other assets	0	0	(1,188)	0
Other income/ (expense), net	177	(107)	316	(435)
Net loss	(2,804)	(1,536)	(15,622)	(801)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Dividend declared on Series D preferred shares	(168)	0	(279)	0
Dividend declared on restricted shares	(105)	0	(210)	0
Undistributed loss attributable to Series C participating preferred shares	151	122	825	34
Net loss attributable to common shareholders	$ (2,953)	$ (1,441)	$ (15,340)	$ (821)
Net loss per share, basic	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.01)
Weighted average number of shares, basic	149,564,942	90,215,506	145,352,511	72,143,198
Net loss per share, diluted	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.01)
Weighted average number of shares, diluted	149,564,942	90,215,506	145,352,511	72,143,198